UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON

BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

FORM N-Q

MARCH 31, 2013

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
Cooper Tire & Rubber Co.	135,200	$3,469,232
Standard Motor Products Inc.	80,081	2,219,845

Total Auto Components		5,689,077

Hotels, Restaurants & Leisure - 1.7%
CEC Entertainment Inc.	82,947	2,716,514
Cracker Barrel Old Country Store Inc.	56,200	4,543,770
Orient-Express Hotels Ltd., Class A Shares	235,400	2,321,044	*
Town Sports International Holdings Inc.	80,578	762,268

Total Hotels, Restaurants & Leisure		10,343,596

Household Durables - 0.4%
Hovnanian Enterprises Inc., Class A Shares	311,900	1,799,663	*
M.D.C. Holdings Inc.	25,200	923,580

Total Household Durables		2,723,243

Internet & Catalog Retail - 0.3%
Orbitz Worldwide Inc.	344,900	1,969,379	*

Leisure Equipment & Products - 0.8%
Leapfrog Enterprises Inc.	282,722	2,420,100	*
Smith & Wesson Holding Corp.	285,700	2,571,300	*

Total Leisure Equipment & Products		4,991,400

Media - 1.8%
Ballantyne Strong Inc.	50,400	213,192	*
Belo Corp., Class A Shares	282,788	2,779,806
Carmike Cinemas Inc.	141,986	2,572,786	*
Journal Communications Inc.	115,724	777,665	*
Lin TV Corp., Class A Shares	176,910	1,944,241	*
ReachLocal Inc.	14,700	219,912	*
Scholastic Corp.	107,032	2,852,403

Total Media		11,360,005

Multiline Retail - 0.2%
Dillard’s Inc., Class A Shares	16,000	1,256,800

Specialty Retail - 2.8%
Aaron’s Inc.	15,465	443,537
Ann Inc.	65,500	1,900,810	*
Brown Shoe Co. Inc.	89,500	1,432,000
Buckle Inc.	42,500	1,982,625
Conn’s Inc.	46,100	1,654,990	*
Destination Maternity Corp.	51,190	1,197,846
Express Inc.	164,100	2,922,621	*
Genesco. Inc.	38,200	2,295,438	*
Group 1 Automotive Inc.	23,600	1,417,652
Rent-A-Center Inc.	66,181	2,444,726

Total Specialty Retail		17,692,245

Textiles, Apparel & Luxury Goods - 1.8%
Crocs Inc.	68,000	1,007,760	*
G-III Apparel Group Ltd.	75,800	3,040,338	*
Iconix Brand Group Inc.	147,400	3,813,238	*
Jones Group Inc.	98,700	1,255,464
Skechers USA Inc., Class A Shares	110,500	2,337,075	*

Total Textiles, Apparel & Luxury Goods		11,453,875

TOTAL CONSUMER DISCRETIONARY		67,479,620

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.4%
Andersons Inc.	14,735	788,617
Nash Finch Co.	64,192	1,256,879
Spartan Stores Inc.	39,834	699,087

Total Food & Staples Retailing		2,744,583

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Food Products - 0.8%
Cal-Maine Foods Inc.	42,600	$1,813,056
Fresh Del Monte Produce Inc.	97,900	2,641,342
John B. Sanfilippo & Son Inc.	26,818	535,824

Total Food Products		4,990,222

Household Products - 0.4%
Spectrum Brands Holdings Inc.	46,000	2,603,140

Personal Products - 0.7%
Nu Skin Enterprises Inc., Class A Shares	57,365	2,535,533
USANA Health Sciences Inc.	37,780	1,825,907	*

Total Personal Products		4,361,440

TOTAL CONSUMER STAPLES		14,699,385

ENERGY - 7.5%
Energy Equipment & Services - 3.3%
Bristow Group Inc.	59,800	3,943,212
Exterran Holdings Inc.	146,400	3,952,800	*
Helix Energy Solutions Group Inc.	133,500	3,054,480	*
Hercules Offshore Inc.	443,900	3,293,738	*
Parker Drilling Co.	498,693	2,134,406	*
RPC Inc.	131,682	1,997,616
Tesco Corp.	51,175	685,233	*
Tetra Technology Inc.	57,367	1,749,120	*

Total Energy Equipment & Services		20,810,605

Oil, Gas & Consumable Fuels - 4.2%
Alon USA Energy Inc.	89,451	1,704,042
Delek US Holdings Inc.	78,500	3,097,610
Energy XXI (Bermuda) Ltd.	105,600	2,874,432
EPL Oil & Gas Inc.	126,800	3,399,508	*
Rosetta Resources Inc.	19,900	946,842	*
Stone Energy Corp.	100,200	2,179,350	*
Targa Resources Corp.	65,654	4,461,846
VAALCO Energy Inc.	375,002	2,846,265	*
Western Refining Inc.	133,300	4,720,153

Total Oil, Gas & Consumable Fuels		26,230,048

TOTAL ENERGY		47,040,653

FINANCIALS - 22.1%
Capital Markets - 1.7%
Apollo Investment Corp.	339,700	2,839,892
Piper Jaffray Cos.	65,400	2,243,220	*
Prospect Energy Corp.	301,572	3,290,151
Walter Investment Management Corp.	71,000	2,644,750	*

Total Capital Markets		11,018,013

Commercial Banks - 6.7%
Banner Corp.	14,081	448,198
Columbia Banking System Inc.	148,500	3,264,030
Community Trust Bancorp Inc.	21,889	744,883
First Interstate BancSystem Inc., Class A Shares	8,350	157,063
FirstMerit Corp.	205,100	3,390,303
FNB Corp.	217,000	2,625,700
Hanmi Financial Corp.	180,630	2,890,080	*
International Bancshares Corp.	54,980	1,143,584
Lakeland Financial Corp.	64,958	1,733,729
MB Financial Inc.	75,200	1,817,584
Old National Bancorp	244,900	3,367,375
PacWest Bancorp	127,044	3,698,251
Pinnacle Financial Partners Inc.	31,200	728,832	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Commercial Banks - 6.7% (continued)
PrivateBancorp Inc.	179,600	$3,396,236
United Community Banks Inc.	258,290	2,929,009	*
Webster Financial Corp.	136,100	3,301,786
Wesbanco Inc.	78,400	1,877,680
Western Alliance Bancorp	124,867	1,728,159	*
Wilshire Bancorp Inc.	454,700	3,082,866	*

Total Commercial Banks		42,325,348

Consumer Finance - 1.6%
DFC Global Corp.	131,836	2,193,751	*
Encore Capital Group Inc.	79,300	2,386,930	*
Nelnet Inc., Class A Shares	55,900	1,889,420
Portfolio Recovery Associates Inc.	27,300	3,464,916	*

Total Consumer Finance		9,935,017

Insurance - 3.2%
American Equity Investment Life Holding Co.	241,880	3,601,593
CNO Financial Group Inc.	300,515	3,440,897
First American Financial Corp.	29,000	741,530
Horace Mann Educators Corp.	156,191	3,256,582
Maiden Holdings Ltd.	148,400	1,571,556
Meadowbrook Insurance Group Inc.	233,697	1,647,564
National Financial Partners Corp.	204,296	4,582,359	*
Tower Group International Ltd.	90,208	1,664,338

Total Insurance		20,506,419

Real Estate Investment Trusts (REITs) - 7.5%
Ashford Hospitality Trust	244,220	3,018,559
Cedar Shopping Centers Inc.	155,201	948,278
Chatham Lodging Trust	109,200	1,923,012
Coresite Realty Corp.	99,100	3,466,518
DCT Industrial Trust Inc.	165,000	1,221,000
DiamondRock Hospitality Co.	311,300	2,898,203
FelCor Lodging Trust Inc.	595,600	3,543,820	*
First Industrial Realty Trust Inc.	194,390	3,329,901
Invesco Mortgage Capital Inc.	169,900	3,634,161
LaSalle Hotel Properties	72,200	1,832,436
Lexington Corporate Properties Trust	264,200	3,117,560
LTC Properties Inc.	31,150	1,268,739
NorthStar Realty Finance Corp.	388,820	3,686,014
Pennsylvania Real Estate Investment Trust	135,000	2,617,650
RLJ Lodging Trust	151,700	3,452,692
Strategic Hotels & Resorts Inc.	184,800	1,543,080	*
Summit Hotel Properties Inc.	192,400	2,014,428
Sunstone Hotel Investors Inc.	292,700	3,603,137	*

Total Real Estate Investment Trusts (REITs)		47,119,188

Thrifts & Mortgage Finance - 1.4%
Astoria Financial Corp.	55,900	551,174
First Defiance Financial Corp.	19,087	445,109
Home Loan Servicing Solutions Ltd.	124,400	2,902,252
HomeStreet Inc.	75,620	1,689,351	*
Ocwen Financial Corp.	85,100	3,226,992	*

Total Thrifts & Mortgage Finance		8,814,878

TOTAL FINANCIALS		139,718,863

HEALTH CARE - 13.1%
Biotechnology - 2.7%
Alkermes PLC	112,900	2,676,859	*
Cubist Pharmaceuticals Inc.	90,101	4,218,529	*
Enzon Pharmaceuticals Inc.	18,700	71,060
Isis Pharmaceuticals Inc.	71,700	1,214,598	*
PDL BioPharma Inc.	441,350	3,226,268
Pharmacyclics Inc.	42,900	3,449,589	*
SciClone Pharmaceuticals Inc.	413,580	1,902,468	*

Total Biotechnology		16,759,371

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 2.9%
Align Technology Inc.	34,300	$1,149,393	*
Anika Therapeutics Inc.	22,500	326,700	*
CONMED Corp.	36,286	1,235,901
Cyberonics Inc.	40,500	1,895,805	*
Cynosure Inc., Class A Shares	44,900	1,175,033	*
Integra LifeSciences Holdings Corp.	80,200	3,128,602	*
Invacare Corp.	125,176	1,633,547
Masimo Corp.	60,054	1,178,260
Natus Medical Inc.	29,100	391,104	*
Orthofix International NV	32,200	1,155,014	*
STERIS Corp.	105,159	4,375,666
West Pharmaceutical Services Inc.	12,000	779,280

Total Health Care Equipment & Supplies		18,424,305

Health Care Providers & Services - 3.0%
Bio-Reference Laboratories Inc.	132,059	3,430,893	*
Centene Corp.	29,832	1,313,801	*
Ensign Group Inc.	20,500	684,700
Five Star Quality Care Inc.	97,081	649,472	*
Gentiva Health Services Inc.	36,430	394,173	*
Magellan Health Services Inc.	59,410	2,826,134	*
Molina Healthcare Inc.	84,700	2,614,689	*
National Healthcare Corp.	13,392	612,282
PharMerica Corp.	166,600	2,332,400	*
Skilled Healthcare Group Inc., Class A Shares	98,162	644,924	*
WellCare Health Plans Inc.	60,241	3,491,568	*

Total Health Care Providers & Services		18,995,036

Health Care Technology - 0.4%
Omnicell Inc.	143,360	2,706,637	*

Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories Inc., Class A Shares	12,512	1,576,512	*
Parexel International Corp.	63,900	2,524,689	*

Total Life Sciences Tools & Services		4,101,201

Pharmaceuticals - 3.5%
Endocyte Inc.	108,800	1,354,560	*
Impax Laboratories Inc.	87,100	1,344,824	*
Jazz Pharmaceuticals PLC	37,500	2,096,625	*
Medicines Co.	171,033	5,715,923	*
Questcor Pharmaceuticals Inc.	106,400	3,462,256
Santarus Inc.	260,104	4,507,602	*
ViroPharma Inc.	140,250	3,528,690	*

Total Pharmaceuticals		22,010,480

TOTAL HEALTH CARE		82,997,030

INDUSTRIALS - 15.0%
Aerospace & Defense - 2.5%
AAR Corp.	174,500	3,209,055
Curtiss-Wright Corp.	98,194	3,407,332
Esterline Technologies Corp.	53,400	4,042,380	*
GenCorp Inc.	147,260	1,958,558	*
Taser International Inc.	384,800	3,059,160	*

Total Aerospace & Defense		15,676,485

Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp.	26,503	878,044	*

Airlines - 1.6%
Alaska Air Group Inc.	35,692	2,282,861	*
Hawaiian Holdings Inc.	37,407	215,464	*
JetBlue Airways Corp.	377,510	2,604,819	*
US Airways Group Inc.	303,200	5,145,304	*

Total Airlines		10,248,448

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 2.2%
CECO Environmental Corp.	48,756	$630,415
Kimball International Inc., Class B Shares	169,527	1,535,915
Steelcase Inc., Class A Shares	209,757	3,089,721
TeleTech Holdings Inc.	94,200	1,997,982	*
Unifirst Corp.	22,340	2,021,770
United Stationers Inc.	110,893	4,286,014
Viad Corp.	16,337	451,881

Total Commercial Services & Supplies		14,013,698

Construction & Engineering - 2.6%
Argan Inc.	125,100	1,865,241
EMCOR Group Inc.	117,727	4,990,448
Granite Construction Inc.	106,217	3,381,949
MasTec Inc.	90,600	2,640,990	*
MYR Group Inc.	135,400	3,325,424	*

Total Construction & Engineering		16,204,052

Electrical Equipment - 0.7%
AZZ Inc.	23,200	1,118,240
EnerSys	74,000	3,372,920	*

Total Electrical Equipment		4,491,160

Industrial Conglomerates - 0.5%
Tredegar Corp.	107,521	3,165,418

Machinery - 2.2%
Freightcar America Inc.	144,255	3,147,644
Hyster-Yale Materials Handling Inc.	60,128	3,432,707
Kadant Inc.	35,450	886,250	*
L.B. Foster Co., Class A	47,230	2,091,817
Miller Industries Inc.	30,080	482,784
Mueller Industries Inc.	25,200	1,342,908
NACCO Industries Inc., Class A Shares	16,464	878,519
Standex International Corp.	23,000	1,270,060

Total Machinery		13,532,689

Professional Services - 1.2%
Insperity Inc.	52,733	1,496,035
Korn/Ferry International	69,900	1,248,414	*
Navigant Consulting Inc.	185,271	2,434,461	*
Resources Connection Inc.	205,320	2,607,564

Total Professional Services		7,786,474

Road & Rail - 1.4%
AMERCO	18,100	3,141,074
Marten Transport Ltd.	70,386	1,416,870
Old Dominion Freight Line Inc.	64,350	2,458,170	*
Saia Inc.	54,550	1,973,074	*

Total Road & Rail		8,989,188

TOTAL INDUSTRIALS		94,985,656

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.4%
Arris Group Inc.	216,600	3,719,022	*
Aruba Networks Inc.	58,000	1,434,920	*
Emulex Corp.	138,800	906,364	*
Harmonic Inc.	383,569	2,220,865	*
Ixia	160,600	3,475,384	*
NETGEAR Inc.	67,093	2,248,286	*
Plantronics Inc.	31,900	1,409,661

Total Communications Equipment		15,414,502

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Computers & Peripherals - 0.8%
Datalink Corp.	88,470	$1,068,718	*
OCZ Technology Group Inc.	920,300	1,656,540	*
Super Micro Computer Inc.	26,900	303,701	*
Xyratex Ltd.	190,000	1,881,000

Total Computers & Peripherals		4,909,959

Electronic Equipment, Instruments & Components - 2.3%
DTS Inc.	2,926	48,660	*
Insight Enterprises Inc.	81,210	1,674,550	*
Multi-Fineline Electronix Inc.	49,156	758,477	*
Plexus Corp.	100,000	2,431,000	*
Power-One Inc.	694,400	2,881,760	*
Sanmina Corp.	272,400	3,094,464	*
SYNNEX Corp.	82,060	3,036,220	*
Vishay Precision Group Inc.	17,200	252,668	*

Total Electronic Equipment, Instruments & Components		14,177,799

Internet Software & Services - 1.2%
Digital River Inc.	124,500	1,760,430	*
Monster Worldwide Inc.	412,500	2,091,375	*
Synacor Inc.	163,400	488,566	*
United Online Inc.	222,324	1,340,614
Vocus Inc.	150,300	2,126,745	*

Total Internet Software & Services		7,807,730

IT Services - 3.1%
Acxiom Corp.	68,216	1,391,606	*
Ciber Inc.	295,278	1,387,807	*
Convergys Corp.	237,750	4,048,882
Global Cash Access Inc.	280,282	1,975,988	*
Heartland Payment Systems Inc.	92,700	3,056,319
Lionbridge Technologies Inc.	184,356	713,458	*
Syntel Inc.	27,414	1,850,993
Unisys Corp.	136,013	3,094,296	*
Virtusa Corp.	84,034	1,996,648	*

Total IT Services		19,515,997

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries Inc.	80,300	1,469,490	*
Amkor Technology Inc.	542,600	2,170,400	*
Cirrus Logic Inc.	109,600	2,493,400	*
Diodes Inc.	33,800	709,124	*
FormFactor Inc.	431,500	2,028,050	*
Integrated Silicon Solutions Inc.	172,999	1,586,401	*
IXYS Corp.	25,000	239,750
Kulicke & Soffa Industries Inc.	215,900	2,495,804	*
Micrel Inc.	110,700	1,163,457
OmniVision Technologies Inc.	161,500	2,225,470	*
Photronics Inc.	500,094	3,340,628	*
RF Micro Devices Inc.	750,700	3,993,724	*
Rudolph Technologies Inc.	45,670	537,992	*
Spansion Inc.	116,929	1,504,876	*

Total Semiconductors & Semiconductor Equipment		25,958,566

Software - 3.5%
EPIQ Systems Inc.	28,040	393,401
Fair Isaac Corp.	71,800	3,280,542
Manhattan Associates Inc.	42,900	3,187,041	*
Mentor Graphics Corp.	126,600	2,285,130
NetScout Systems Inc.	134,965	3,316,090	*
Progress Software Corp.	156,573	3,566,733	*
PTC Inc.	138,303	3,525,344	*
Telecommunication Systems Inc., Class A Shares	169,501	377,987	*
Websense Inc.	162,500	2,437,500	*

Total Software		22,369,768

TOTAL INFORMATION TECHNOLOGY		110,154,321

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
MATERIALS - 6.4%
Chemicals - 2.0%
Axiall Corp.	67,200	$4,177,152
H.B. Fuller Co.	61,982	2,422,257
Landec Corp.	80,400	1,163,388	*
Minerals Technologies Inc.	43,800	1,818,138
OM Group Inc.	124,500	2,923,260	*

Total Chemicals		12,504,195

Construction Materials - 0.6%
Eagle Materials Inc.	32,300	2,152,149
Headwaters Inc.	168,357	1,835,091	*

Total Construction Materials		3,987,240

Containers & Packaging - 0.3%
AEP Industries Inc.	5,200	373,412	*
Boise Inc.	144,300	1,249,638
Myers Industrials Inc.	37,200	519,312

Total Containers & Packaging		2,142,362

Metals & Mining - 2.0%
Century Aluminum Co.	81,350	629,649	*
Coeur d’Alene Mines Corp.	161,000	3,036,460	*
Golden Star Resources Ltd.	1,467,781	2,348,450	*
Handy & Harman Ltd.	11,000	169,290	*
Hecla Mining Co.	218,000	861,100
Kaiser Aluminum Corp.	21,800	1,409,370
SunCoke Energy Inc.	100,938	1,648,317	*
Worthington Industries Inc.	75,700	2,345,186

Total Metals & Mining		12,447,822

Paper & Forest Products - 1.5%
Domtar Corp.	5,800	450,196
Louisiana-Pacific Corp.	159,900	3,453,840	*
Neenah Paper Inc.	62,873	1,933,974
Resolute Forest Products	97,700	1,580,786	*
Schweitzer-Mauduit International Inc.	48,070	1,861,751

Total Paper & Forest Products		9,280,547

TOTAL MATERIALS		40,362,166

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
magicJack VocalTec Ltd.	90,600	1,268,400	*
Vonage Holdings Corp.	1,005,620	2,906,242	*

Total Diversified Telecommunication Services		4,174,642

Wireless Telecommunication Services - 0.3%
USA Mobility Inc.	135,358	1,796,200

TOTAL TELECOMMUNICATION SERVICES		5,970,842

UTILITIES - 3.0%
Electric Utilities - 1.6%
Otter Tail Corp.	51,400	1,600,596
PNM Resources Inc.	136,200	3,172,098
Portland General Electric Co.	118,522	3,594,772
UNS Energy Corp.	37,350	1,827,909

Total Electric Utilities		10,195,375

Gas Utilities - 0.9%
Chesapeake Utilities Corp.	35,700	1,751,085
Southwest Gas Corp.	72,800	3,455,088

Total Gas Utilities		5,206,173

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Multi-Utilities - 0.3%
Avista Corp.	72,950	$1,998,830

Water Utilities - 0.2%
American States Water Co.	22,700	1,306,839

TOTAL UTILITIES		18,707,217

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $535,100,605)		622,115,753

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Interest in $925,000,000 joint tri-party repurchase agreement dated 3/28/13 with RBS Securities Inc.; Proceeds at maturity- $9,362,208; (Fully collateralized by various U.S. government agency obligations, 0.450% to 5.250% due 12/27/13 to 12/28/26; Market value- $9,549,267) (Cost - $9,362,000)	0.200%	4/1/13	$9,362,000	9,362,000

TOTAL INVESTMENTS - 100.0% (Cost - $544,462,605#)				631,477,753
Liabilities in Excess of Other Assets - 0.0%				(7,165)

TOTAL NET ASSETS - 100.0%				$631,470,588

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (the “Fund”) is a separate diversified investment series of
Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$622,115,753	—	—	$622,115,753
Short-term investments†	—	$9,362,000	—	9,362,000

Total investments	$622,115,753	$9,362,000	—	$631,477,753

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$108,616,625
Gross unrealized depreciation	(21,601,477)

Net unrealized appreciation	$87,015,148

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date:	May 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2013